Reverse acquisition - Net identifiable liabilities (Details) (Exchange Agreement (the "Reverse Acquisition"), DelMar Pharmaceuticals (BC) Ltd., USD $)	Jan. 25, 2013
Exchange Agreement (the "Reverse Acquisition") | DelMar Pharmaceuticals (BC) Ltd.
Schedule Of Reverse Acquisition [Line Items]
Net liabilities (derivative liability)	$ 2,041,680